Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairment Charges	$ 72.6
Discount rate used to estimate fair value	10.40%
DCHF [Member]
Property, Plant and Equipment [Line Items]
Impairment Charges	66.3
Discount rate used to estimate fair value	10.40%
Surplus Capital Spares [Member]
Property, Plant and Equipment [Line Items]
Impairment Charges	$ 6.3